Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Annual Rental Commitments Under Non-cancelable Leases	Minimum annual rental commitments under non-cancelable leases at December 31, 2016 are as follows:
Years ending December 31,	Amount
2017	148,020
2018	75,540
2019	57,912
TOTAL	$281,472

Capital Leases Future Minimum Lease Payments

Future minimum lease payments at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	14,950
2018	9,668
Total minimum lease payments	24,618

Less: amount represented by interest	(1,242)
Less: current portion	(13,711)
Capital lease obligations, net of current portion	$9,665